PROVISIONS AND CONTINGENT LIABILITIES - Financial Gurantees Contracts Maximum Credit Exposure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Exposure	$ 6,554,825	$ 10,144,301
Provision	9,671	4,493
Stage 1
RISK MANAGEMENT
Exposure	6,385,687	9,926,719
Provision	11	27
Stage 2
RISK MANAGEMENT
Exposure	16,589	17,800
Provision	1	4
Stage 3
RISK MANAGEMENT
Exposure	152,549	199,782
Provision	9,659	4,462
Normal Risk 0% - 3.11%
RISK MANAGEMENT
Exposure	5,779,752	9,739,133
Provision	9	12
Normal Risk 0% - 3.11% | Stage 1
RISK MANAGEMENT
Exposure	5,775,002	9,738,866
Provision	9	12
Normal Risk 0% - 3.11% | Stage 2
RISK MANAGEMENT
Exposure	4,750	267
Provision	0	0
Normal Risk 0% - 3.11% | Stage 3
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Acceptable Risk 3.11% -11.15%
RISK MANAGEMENT
Exposure	104,408	192,293
Provision	1	17
Acceptable Risk 3.11% -11.15% | Stage 1
RISK MANAGEMENT
Exposure	103,636	173,730
Provision	1	14
Acceptable Risk 3.11% -11.15% | Stage 2
RISK MANAGEMENT
Exposure	772	10,563
Provision	0	1
Acceptable Risk 3.11% -11.15% | Stage 3
RISK MANAGEMENT
Exposure	0	8,000
Provision	0	2
Acceptable Risk 11.25% to 72.75%
RISK MANAGEMENT
Exposure	518,116	69,314
Provision	2	4
Acceptable Risk 11.25% to 72.75% | Stage 1
RISK MANAGEMENT
Exposure	507,049	14,123
Provision	1	1
Acceptable Risk 11.25% to 72.75% | Stage 2
RISK MANAGEMENT
Exposure	11,067	6,970
Provision	1	3
Acceptable Risk 11.25% to 72.75% | Stage 3
RISK MANAGEMENT
Exposure	0	48,221
Provision	0	0
Significant Risk 72.75% to 89.89%
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Significant Risk 72.75% to 89.89% | Stage 1
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Significant Risk 72.75% to 89.89% | Stage 2
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Significant Risk 72.75% to 89.89% | Stage 3
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Bad Risk 89.89% to 100%
RISK MANAGEMENT
Exposure	152,549	143,561
Provision	9,659	4,460
Bad Risk 89.89% to 100% | Stage 1
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Bad Risk 89.89% to 100% | Stage 2
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Bad Risk 89.89% to 100% | Stage 3
RISK MANAGEMENT
Exposure	152,549	143,561
Provision	$ 9,659	$ 4,460